Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ 10,199,851	$ (4,234,242)	$ (21,138,777)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,137,240	790,449	718,002
Bad debt direct write-off and provision and reversal	85,642	(249,257)	7,579,886
Amortization of right-of-use assets	4,879,012	4,594,172
Loss from disposal of property and equipment		107,251
Gain of divestiture Jiuxin Investment	(15,757,753)
Deferred tax expenses(benefits)	(29,822)
Share-based compensation			10,360,000
Investment loss		1,607,537	2,402,376
Change in operating assets and liabilities:
Accounts receivable	10,040,414	(1,804,440)	(2,531,755)
Notes receivable	(29,271)	19,943	(20,861)
Inventories and biological assets	405,822	(1,699,621)	(522,550)
Other receivables	(11,758,658)	(672,830)	(958,671)
Advances to suppliers	(341,702)	(839,221)	201,984
Long term deposit	(1,361,613)	(132,568)	589,653
Other current assets		19,076	331,426
Other noncurrent assets	(359,114)	69,539	(30,483)
Amount due from related parties		(317,828)
Accounts payable	(21,128,762)	6,002,186	1,765,488
Other payables and accrued liabilities	28,752,570	868,975	(1,426,829)
Customer deposits	(162,940)	(144,761)	(1,035,456)
Taxes payable	1,314,644	(948,277)	433,054
Operating lease liabilities	(4,637,790)	(6,191,522)
Net cash provided by (used in) operating activities	1,247,770	(3,155,439)	(3,283,513)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of equipment and building	(155,360)	(330,677)	(118,272)
Investment in a joint venture		(1,116,212)	(4,379)
Purchases of intangible assets		(66,973)	(12,774)
Additions to leasehold improvements	(459,907)	(525,988)	(180,672)
Acquisition of Ridgeline, net of cash acquired	4,833,439
Divestiture Jiuxin Investment, net of cash disposed	(22,353,250)
Net cash used in investing activities	(18,135,078)	(2,039,850)	(316,097)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loan		1,116,212
Repayment of short-term bank loan	(277,266)	(837,159)
Repayment of third parties loan			(1,811,558)
Proceeds from notes payable	51,689,531	56,875,403	57,965,013
Repayment of notes payable	(56,365,693)	(52,997,171)	(60,273,598)
Proceeds from issuance of shares and warrants in private placements	7,633,000	2,589,600	7,325,000
Proceeds from other payable-related parties	325,784	1,257,406	43,785
Repayment of other payable-related parties	(1,499,764)		(882,486)
Net cash provided by financing activities	1,505,592	8,004,291	2,366,156
EFFECT OF EXCHANGE RATE ON CASH	1,048,620	(1,505,475)	(2,535,479)
DECREASE (INCREASE) IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	(14,333,096)	1,303,527	(3,768,933)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH, beginning of year	32,874,171	31,570,644	35,339,577
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH, end of year	18,541,075	32,874,171	31,570,644
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income taxes	137,456	149,023	63,668
Cash paid for interest	6,289	13,604	64,943
NON-CASH ACTIVITIES：
Cashless exercise of warrants			135,118
Issuance of shares for acquisition of subsidiaries	3,582,250
Cancellation of shares for disposal of subsidiaries	$ 4,102,848